Acquisition (Details 3) (Health Guru Media [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Health Guru Media [Member]
Restructuring Cost and Reserve [Line Items]
Cash	$ 754
Accounts Receivable	2,926
Property and Equipment	198
Prepaid expenses and other current assets	286
Security Deposit	56
Intangible Asset - Domain and Trade Name - no amortization	680
Intangible Asset - Domain Name	142
Intangible Asset - Advertiser Relationship	720
Intangible Asset - Video Library	470
Goodwill	9,698
Deferred tax liability	(272)
Accounts Payable and Accrued Expenses	(4,172)
Contingent Consideration	(224)
Short Term Debt	(2,662)
Total purchase price consideration	$ 8,600